Schedule of Investments (unaudited)
June 30, 2026
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Boeing Co. (The)(a)	342,804	$ 74,206,782
General Dynamics Corp.	110,329	39,082,945
General Electric Co.	453,470	169,475,343
Honeywell Aerospace, Inc.(a)	137,689	30,440,284
Lockheed Martin Corp.	87,998	44,831,461
RTX Corp.	585,314	111,051,625
		469,088,440
Air Freight & Logistics — 0.3%
FedEx Corp.	95,214	29,814,360
United Parcel Service, Inc., Class B	323,811	34,809,682
		64,624,042
Automobiles — 2.7%
General Motors Co.	390,980	30,136,738
Tesla, Inc.(a)	1,223,620	514,654,572
		544,791,310
Banks — 4.0%
Bank of America Corp.	2,837,656	161,689,639
Citigroup, Inc.	741,301	103,752,488
JPMorgan Chase & Co.	1,164,604	381,209,827
U.S. Bancorp	675,554	40,803,462
Wells Fargo & Co.	1,330,056	109,915,828
		797,371,244
Beverages — 1.1%
Coca-Cola Co. (The)	1,682,997	136,777,166
PepsiCo, Inc.	594,044	80,433,558
		217,210,724
Biotechnology — 1.7%
AbbVie, Inc.	767,907	193,236,117
Amgen, Inc.	234,626	84,962,767
Gilead Sciences, Inc.	540,023	68,226,506
		346,425,390
Broadline Retail — 5.0%
Amazon.com, Inc.(a)	4,254,602	1,014,041,841
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	297,729	43,054,591
BlackRock, Inc.(b)	62,613	60,206,156
Charles Schwab Corp. (The)	711,165	65,619,194
Goldman Sachs Group, Inc. (The)	128,221	129,678,873
Morgan Stanley	520,541	108,813,891
		407,372,705
Chemicals — 0.5%
Linde PLC	200,952	104,282,031
Communications Equipment — 1.0%
Cisco Systems, Inc.	1,716,751	201,649,572
Consumer Finance — 0.7%
American Express Co.	231,405	78,272,741
Capital One Financial Corp.	270,857	54,339,332
		132,612,073
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	192,824	180,381,067
Walmart, Inc.	1,905,449	215,811,154
		396,192,221
Diversified Telecommunication Services — 0.9%
AT&T Inc.	3,022,199	62,559,519
Security	Shares	Value
Diversified Telecommunication Services (continued)
Comcast Corp., Class A	1,552,075	$ 38,103,441
Verizon Communications, Inc.	1,815,181	76,854,764
		177,517,724
Electric Utilities — 0.8%
Duke Energy Corp.	338,125	42,799,862
NextEra Energy, Inc.	906,358	79,551,042
Southern Co. (The)	488,945	46,796,926
		169,147,830
Electrical Equipment — 0.8%
Emerson Electric Co.	243,090	34,798,334
GE Vernova, Inc.	116,833	137,262,418
		172,060,752
Entertainment — 1.0%
Netflix, Inc.(a)	1,830,149	130,672,639
Walt Disney Co. (The)	755,109	72,679,241
		203,351,880
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(a)	796,823	398,722,261
Mastercard, Inc., Class A	350,693	180,115,925
Visa, Inc., Class A	721,362	247,492,088
		826,330,274
Food Products — 0.2%
Mondelez International, Inc., Class A	557,917	32,269,919
Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	885,424	63,892,196
Union Pacific Corp.	257,497	70,039,184
		133,931,380
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	757,049	68,694,626
Intuitive Surgical, Inc.(a)	154,099	61,282,090
Medtronic PLC	556,842	43,561,750
		173,538,466
Health Care Providers & Services — 1.1%
CVS Health Corp.	555,275	57,443,199
UnitedHealth Group, Inc.	394,708	164,052,486
		221,495,685
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings, Inc.	337,134	60,090,764
McDonald’s Corp.	308,809	83,474,161
Starbucks Corp.	495,352	50,620,021
		194,184,946
Household Products — 0.9%
Colgate-Palmolive Co.	348,657	31,964,874
Procter & Gamble Co. (The)	1,012,085	148,412,144
		180,377,018
Industrial Conglomerates — 0.2%
3M Co.	226,208	36,625,337
Honeywell International, Inc.	1,373	307,303
		36,932,640
Interactive Media & Services — 10.8%
Alphabet, Inc., Class A	2,548,542	910,772,454
Alphabet, Inc., Class C, NVS	2,054,248	725,827,446
Meta Platforms, Inc., Class A	954,471	537,643,970
		2,174,243,870

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 0.7%
Accenture PLC, Class A	267,460	$ 33,282,723
International Business Machines Corp.	408,506	114,875,972
		148,158,695
Life Sciences Tools & Services — 0.7%
Danaher Corp.	274,211	52,231,711
Thermo Fisher Scientific, Inc.	161,558	80,998,719
		133,230,430
Machinery — 1.4%
Caterpillar, Inc.	200,188	213,180,201
Deere & Co.	109,014	69,150,851
		282,331,052
Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	813,675	134,874,768
ConocoPhillips	529,837	55,081,855
Exxon Mobil Corp.	1,801,528	246,304,908
		436,261,531
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	885,676	51,032,651
Eli Lilly & Co.	343,822	412,390,422
Johnson & Johnson	1,046,255	265,717,382
Merck & Co., Inc.	1,073,467	137,940,510
Pfizer, Inc.	2,480,030	59,719,122
		926,800,087
Retail REITs — 0.1%
Simon Property Group, Inc.	140,665	31,459,727
Semiconductors & Semiconductor Equipment — 24.0%
Advanced Micro Devices, Inc.(a)	708,713	411,698,469
Applied Materials, Inc.	344,929	249,383,667
Broadcom, Inc.	2,057,839	777,348,682
Intel Corp.(a)	2,053,393	286,715,265
Lam Research Corp.	543,540	235,532,188
Micron Technology, Inc.	490,150	565,775,244
NVIDIA Corp.	10,527,027	2,106,352,833
QUALCOMM, Inc.	458,162	84,663,756
Texas Instruments, Inc.	395,556	117,903,377
		4,835,373,481
Software — 7.9%
Adobe, Inc.(a)	175,307	35,941,441
Intuit, Inc.	119,940	31,304,340
Microsoft Corp.	3,228,640	1,204,347,293
Security	Shares	Value
Software (continued)
Oracle Corp.	737,513	$ 108,082,530
Palantir Technologies, Inc., Class A(a)	997,947	116,430,476
Salesforce, Inc.	355,950	55,763,127
ServiceNow, Inc.(a)	447,277	44,405,661
		1,596,274,868
Specialized REITs — 0.2%
American Tower Corp.	202,499	33,122,761
Specialty Retail — 1.0%
Home Depot, Inc. (The)	432,906	152,677,288
Lowe’s Cos., Inc.	243,373	53,661,313
		206,338,601
Technology Hardware, Storage & Peripherals — 9.2%
Apple Inc.	6,383,603	1,847,159,364
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	520,241	21,355,893
Tobacco — 0.9%
Altria Group, Inc.	726,292	52,256,710
Philip Morris International, Inc.	677,399	122,548,253
		174,804,963
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	201,825	33,852,107
Total Long-Term Investments — 99.9% (Cost: $16,207,882,754)		20,097,567,537
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)(c)	14,236,244	14,236,244
Total Short-Term Securities — 0.1% (Cost: $14,236,244)		14,236,244
Total Investments — 100.0% (Cost: $16,222,118,998)		20,111,803,781
Other Assets Less Liabilities — 0.0%		4,969,197
Net Assets — 100.0%		$ 20,116,772,978

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 100 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 23,658,449	$ —	$ (9,422,205)(a)	$ —	$ —	$ 14,236,244	14,236,244	$ 204,576	$ —
BlackRock, Inc.	61,051,274	1,656,679	(2,564,540)	716,108	(653,365)	60,206,156	62,613	355,587	—
				$ 716,108	$ (653,365)	$ 74,442,400		$ 560,163	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	42	09/18/26	$ 15,851	$ 71,408
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P 100 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 20,097,567,537	$ —	$ —	$ 20,097,567,537
Short-Term Securities
Money Market Funds	14,236,244	—	—	14,236,244
	$ 20,111,803,781	$ —	$ —	$ 20,111,803,781
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 71,408	$ —	$ —	$ 71,408

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust